	Principal
	Amount	Value
MUNICIPAL BONDS (96.90%)
Commonwealth of Puerto Rico, Series 2022 A-1
07/01/35, 4.00%	$621,000	$611,224
07/01/37, 4.00%	71,000	68,552
07/01/41, 4.00%	58,000	54,252
07/01/27, 5.63%	337,000	351,892
07/01/31, 5.75%	249,000	276,982
		1,362,902
Matching Fund Special Purpose Securitization Corp.
10/01/39, 5.00%	425,000	439,777
Puerto Rico Commonwealth Aqueduct & Sewer Authority
07/01/28, 5.00%(a)	250,000	259,344
07/01/37, 5.00%(a)	250,000	262,609
07/01/47, 5.00%(a)	280,000	283,757
		805,710
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series Restructured Series A-2
07/01/40, 4.33%	200,000	197,996
07/01/58, 4.78%	1,060,000	1,048,404
		1,246,400
Territory of Guam
01/01/36, 4.00%	90,000	90,375

TOTAL MUNICIPAL BONDS (Cost $3,810,687)		3,945,164

	7-Day
	Yield	Shares
SHORT-TERM INVESTMENTS (2.36%)
BlackRock Liquidity Funds MuniCash	2.79%	$96,206	$96,215

TOTAL SHORT TERM INVESTMENTS (Cost $96,215)			96,215

TOTAL INVESTMENTS (99.26%) (Cost $3,906,902)			4,041,379
Other Assets In Excess Of Liabilities (0.74%)			30,307
NET ASSETS (100.00%)			$4,071,686

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $805,710, which represents 19.79% of net assets as of June 30, 2024.

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$3,945,164	$–	$3,945,164
Short Term Investments	96,215	–	–	96,215
Total	$96,215	$3,945,164	$–	$4,041,379